Note 2 - Allowance for Credit Losses: Allowance for Credit Losses on Financing Receivables (Tables)	6 Months Ended
Jun. 30, 2020
Tables/Schedules
Allowance for Credit Losses on Financing Receivables
	Three Months Ended June 30, 2020
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at March 31, 2020	$9,059	$4,517	$39,446	$239	$5,713	$58,974
Provision for Credit Losses	1,635	1,524	8,197	5	1,201	12,562
Charge-offs	(2,900)	(1,424)	(11,842)	(5)	(922)	(17,093)
Recoveries	789	105	3,218	1	210	4,323
Ending Balance	$8,583	$4,722	$39,019	$240	$6,202	$58,766

	Six Months Ended June 30, 2020
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at December 31, 2019	$-	$-	$-	$-	$-	$53,000
Impact of adopting ASC 326	-	-	-	-	-	2,158
Balance at January 1, 2020	$8,177	$4,121	$39,180	$169	$3,511	$55,158
Provision for Credit Losses	5,395	3,184	17,858	78	4,187	30,702
Charge-offs	(6,471)	(2,782)	(24,951)	(12)	(1,926)	(36,142)
Recoveries	1,482	199	6,932	5	430	9,048
Ending Balance	$8,583	$4,722	$39,019	$240	$6,202	$58,766

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30,2019	June 30, 2020		June 30, 2019
Allowance for Credit Losses:
Beginning Balance	$ 58,974,560	$ 43,500,000	$ 53,000,000		$ 43,000,000
Impact of adopting ASC 326	-	-	2,158,161	-	-
Provision for credit losses	12,561,600	13,965,736	30,702,268		24,508,305
Charge-offs	(17,093,237)	(15,526,988)	(36,141,737)		(29,726,870)
Recoveries	4,323,480	4,061,252	9,047,711		8,218,565

Ending balance; collectively evaluated for impairment	$ 58,766,403	$ 46,000,000	$ 58,766,403		$ 46,000,000

Finance Receivables Ending Balance	$ 825,074,569	$ 769,791,457	$ 825,074,569		$ 769,791,457